Quarterly Data (Unaudited) (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Quarterly Data (Unaudited)
Net sales	$ 7,990	$ 8,172	$ 7,810	$ 7,685	$ 7,329	$ 7,709	$ 7,662	$ 7,409	$ 31,657	$ 30,109	$ 30,274
Cost of sales	4,094	4,059	4,020	3,882	3,736	3,867	3,817	3,698	16,055	15,118	15,351
Net income including noncontrolling interest	525	1,433	1,585	1,326	1,156	1,331	1,293	1,278	4,869	5,058	4,841
Net income attributable to 3M	$ 523	$ 1,429	$ 1,583	$ 1,323	$ 1,155	$ 1,329	$ 1,291	$ 1,275	$ 4,858	$ 5,050	$ 4,833
Earnings per share attributable to 3M common shareholders - basic (in dollars per share) | $ / shares	$ 0.88	$ 2.39	$ 2.65	$ 2.21	$ 1.93	$ 2.20	$ 2.13	$ 2.10	$ 8.13	$ 8.35	$ 7.72
Earnings per share attributable to 3M common shareholders - diluted (in dollars per share) | $ / shares	$ 0.85	$ 2.33	$ 2.58	$ 2.16	$ 1.88	$ 2.15	$ 2.08	$ 2.05	$ 7.93	$ 8.16	$ 7.58
Provisional income tax expense (benefit) from enactment of Tax Cuts and Jobs Act of 2017	$ 762
Impact on diluted earnings per share as a result of the Tax Cuts And Jobs Act Of 2017 | $ / shares	1.25								1.24